Fair Value of Assets and Liabilities (FY) (Details 3) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Securities available-for-sale		$ 151,944,000	$ 129,422,000
Carrying Value [Member]
Assets:
Cash and cash equivalents	$ 170,235,000	113,027,000	68,748,000
Securities available-for-sale			129,422,000
Restricted investments		6,431,000	5,628,000
Loans, net	1,568,361,000	1,317,398,000	808,271,000
Liabilities:
Noninterest-bearing demand deposits		220,520,000	153,483,000
Interest-bearing demand deposits		231,644,000	162,702,000
Savings deposits	632,518,000	543,645,000	274,605,000
Time deposits		442,774,000	316,275,000
Securities sold under agreements to repurchase	18,635,000	24,055,000	26,622,000
Federal Home Loan Bank advances and other borrowings		43,600,000	18,505,000
Estimated Fair Value [Member]
Assets:
Cash and cash equivalents	170,235,000	113,027,000	68,748,000
Securities available-for-sale		151,944,000	129,422,000
Loans, net	1,569,916,000	1,292,303,000	803,057,000
Liabilities:
Noninterest-bearing demand deposits		220,520,000	153,483,000
Interest-bearing demand deposits		231,644,000	162,702,000
Savings deposits	632,518,000	543,645,000	274,605,000
Time deposits		443,547,000	316,734,000
Securities sold under agreements to repurchase	$ 18,635,000	24,055,000	26,622,000
Federal Home Loan Bank advances and other borrowings		$ 43,600,000	$ 18,505,000